Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation	The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”)
Principles of consolidation	The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries as of December 31, 2022 and 2021. Significant intercompany balances and transactions have been eliminated.The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries as of March 31, 2023, and December 31, 2022. Significant intercompany balances and transactions have been eliminated.
Use of estimates	The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States, or U.S. GAAP. Preparation of these financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, costs and expenses and related disclosures. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable. In many instances, the Company could have reasonably used different accounting estimates and in other instances changes in the accounting estimates are reasonably likely to occur from period to period. This applies in particular to useful lives of long-lived assets, reserves for accounts receivable and inventory, valuation allowance for deferred tax assets, fair values assigned to intangible assets acquired, and impairment of long-lived assets. Actual results could differ significantly from our estimates. To the extent that there are material differences between these estimates and actual results, the Company’s future financial statement presentation, financial condition, results of operations and cash flows will be affected.
Cash	Cash and cash equivalents consist of cash and short-term investments with original maturities of less than 90 days.
Major customers & vendors
The Company had no customers that made up over 10% of accounts receivable as of December 31, 2022, and 2021.
For the year ended December 31, 2022, the Company had one customer that made up 14% of total Company revenues within the A4 Technology - RCA segment. This customer had an accounts receivable balance of $1.2 million as December 31, 2022. For the year ended December 31, 2021, the Company had two customers that each made up 11% of total Company revenues with the A4 Manufacturing - QCA segment and A4 Manufacturing - Alt Labs segment. The customer within A4 Manufacturing - QCA segment had an accounts receivable balance of $1.0 million as of December 31, 2021. The customer within A4 Manufacturing - Alt Labs segment had an accounts receivable balance of $0, as of December 31, 2021, as the account receivable related to this customer was written off as bad debt expense noted in the section below.
For the year ended December 31, 2022, the Company had 9% of total revenues made up of government contracts.
Major Vendors
For the year ended December 31, 2022, there was one vendor that made up 14% of total Company purchases within the A4 Technology - RCA segment.. For the year ended December 31, 2021, there were no vendors that made up at least 10% of total purchases within the Company.
The Company had no customers which made up over 10% of total Company accounts receivable as of March 31, 2023, or December 31, 2022.
For the three months ended March 31, 2023, the Company had no customers which made up over 10% of total Company revenues. For the three months ended March 31, 2022, the Company had one customer within the A4 Technology - RCA segment, which made up 13% of total Company revenues.
For the three months ended March 31, 2023 and 2022, the Company received 12% and 11%, respectively, of total Company revenues from prime contractors.
For the three months ended March 31, 2023, the Company had no vendors, which made up over 10% of total Company purchases. For the three months ended March 31, 2022, the Company had one vendor within the A4 Technology - RCA segment, which made up 17% of total Company purchases.

Inventory
Inventory for all subsidiaries is valued at weighted average. Management compares the cost of inventory with its net realizable value and an allowance is made to write down inventory to net realizable value, if lower. Inventory is segregated into three areas, raw materials, work-in-process and finished goods. Inventory as of December 31, 2022 and 2021 consisted of:

	December 31, 2022	December 31, 2021
Raw materials	$9,116,824	$8,253,104
Work in process	3,165,876	2,480,979
Finished goods	12,975,669	13,685,571
Inventory	$25,258,369	$24,419,654
Inventory for all subsidiaries is valued at weighted average cost. Management compares the cost of inventory with its net realizable value and an allowance is made to write down inventory to net realizable value, if lower. Inventory is segregated into three areas, raw materials, work-in-process and finished goods.
Impairment of Long-Lived Assets
The Company accounts for long-lived assets in accordance with the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 360, Accounting for the Impairment of Long-Lived Assets.  This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when the estimated future cash flows from the use of the asset are less than the carrying amount of that asset.
During the third quarter of 2022, there was a triggering event related to the customer list for Alt Labs which required an analysis to be performed. This analysis was performed in conjunction with a third-party valuation expert. As a result of the analysis, it was determined that the value of the estimated future cash flows were greater than the carrying value of the reporting unit's assets. No impairment was recognized during the year ended December 31, 2022.
During the year ended December 31, 2021, due to the significant impact of COVID-19, the Company determined that the customer list for Excel was impaired and took a charge to earnings of $359,890.
The Company accounts for long-lived assets in accordance with the provisions of ASC Topic 360, Accounting for the Impairment of Long-Lived Assets. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when the estimated future cash flows from the use of the asset are less than the carrying amount of that asset.
During the three months ended March 31, 2023, there were no events or changes in circumstances that indicated a quantitative impairment analysis was necessary.

Goodwill
In financial reporting, goodwill is not amortized, but is tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Events that result in an impairment review include significant changes in the business climate, declines in our operating results, or an expectation that the carrying amount may not be recoverable. We assess potential impairment by considering present economic conditions as well as future expectations. All assessments of goodwill impairment are conducted at the individual reporting unit level. As of December 31, 2022 and 2021, the reporting units with goodwill were QCA, Morris, Alt Labs, TDI, Identified Technology, ElecJet, and RCA.
During the year ended December 31, 2021, the Company determined that the goodwill for Excel was impaired and took a charge to earnings of $7,629. During the 2022 fourth quarter, we conducted our annual goodwill impairment test and no impairment charges were recorded. The estimated fair values of all our reporting units exceeded their carrying amounts. Based on the analysis, the ElecJet reporting unit is considered an at-risk reporting unit. Our methods and assumptions were consistent with those discussed below in the Fair Value Measurement subsection. This reporting unit is primarily considered at-risk as it is a start-up subsidiary with minimal to no revenue to offset its research & development expenses. The DCF model includes revenue growth assumptions of us executing large new customer and/or supplier agreements within the next two years and then steadily increasing revenue at a more normalized rate thereafter. If we fail to execute these customer and/or supplier arrangements, this would negatively impact the key growth assumptions.
In financial reporting, goodwill is not amortized, but is tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Events that result in an impairment review include significant changes in the business climate, declines in our operating results, or an expectation that the carrying amount may not be recoverable. We assess potential impairment by considering present economic conditions as well as future expectations. All assessments of goodwill impairment are conducted at the individual reporting unit level. As of March 31, 2023, and December 31, 2022, the reporting units with goodwill were QCA, MSM, Excel, Alt Labs, TDI, Identified Technology, ElecJet, and RCA. Consistent with our prior year assessment, the ElecJet reporting unit is considered an at-risk reporting unit. Our methods and assumptions were consistent with those discussed below in the Fair Value Measurement subsection. This reporting unit is primarily considered at-risk as it is a start-up subsidiary with minimal to no revenue to offset its research & development expenses. The DCF model includes revenue growth assumptions of us executing large new customer and/or supplier agreements within the next two years and then steadily increasing revenue at a more normalized rate thereafter. Any failure to execute these customer and/or supplier arrangements would negatively impact the key growth assumptions.
Fair Value Measurement
ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
We apply the provisions of fair value measurement to various nonrecurring measurements for our financial and nonfinancial assets and liabilities. The Company's financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, convertible notes, notes payable and lines of credit. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.
We calculate the estimated fair value of a reporting unit using a combination of the income and market approaches. For the income approach, we use a discounted cash flow models developed in connection with our third-party valuation specialists that include the following assumptions, among others: projections of revenues, expenses, and related cash flows based on assumed long-term growth rates; and estimated discount rates. For the market approach, we use analyses based primarily on market comparables. We base these assumptions on historical data and experience, industry projections, and general economic conditions.
The carrying value of long-term debt approximates fair value since the related rates of interest approximate current market rates. As of December 31, 2022 and 2021, the Company had no financial assets or liabilities that were required to be fair valued on a recurring basis as all of our financial assets and liabilities were Level 1.
ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
We apply the provisions of fair value measurement to various nonrecurring measurements for our financial and nonfinancial assets and liabilities. The Company's financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, notes payable and lines of credit. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.
We calculate the estimated fair value of a reporting unit using a combination of the income and market approaches. For the income approach, we use a discounted cash flow models developed in connection with our third-party valuation specialists that include the following assumptions, among others: projections of revenues, expenses, and related cash flows based on assumed long-term growth rates; and estimated discount rates. For the market approach, we use analyses based primarily on market comparables. We base these assumptions on historical data and experience, industry projections, and general economic conditions.
The carrying value of long-term debt approximates fair value since the related rates of interest approximate current market rates. As of March 31, 2023, and December 31, 2022, the Company had no financial assets or liabilities that were required to be fair valued on a recurring basis, as all of our financial assets and liabilities were Level 1.

Research and Development	The Company focuses on quality control and development of new products and the improvement of existing products. All costs related to research and development activities are expensed as incurred. During the years ended December 31, 2022 and 2021, research and development cost totaled $876,542 and $1,464,918, respectively.The Company focuses on quality control and development of new products and the improvement of existing products. All costs related to research and development activities are expensed as incurred.
Earnings (loss) per share
The Company presents both basic and diluted net income (loss) per share on the face of the consolidated statements of operations. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted per share calculations give effect to all potentially dilutive shares of common stock outstanding during the period, including stock options and warrants, using the treasury-stock method. If antidilutive, the effect of potentially dilutive shares of common stock is ignored. The amount of anti-dilutive shares related to stock options and warrants as of December 31, 2022 and 2021, were 21,664,165 and 7,317,778, respectively. The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights (Note 6) for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Net loss	Shares	Per Share Amount	Net loss	Shares	Per Share Amount
Basic EPS
Loss available to stockholders	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Loss available to stockholders plus assumed conversions	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
The Company presents both basic and diluted net income (loss) per share on the face of the consolidated statements of operations. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted per share calculations give effect to all potentially dilutive shares of common stock outstanding during the period, including stock options and warrants, using the treasury-stock method. If antidilutive, the effect of potentially dilutive shares of common stock is ignored. The amount of anti-dilutive shares related to stock options and warrants as of March 31, 2023 and 2022 was 2,700,473 and 837,472. respectively. The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights for the three months ended March 31, 2023 and 2022:

	For the Three Months Ended March 31, 2023			For the Three Months Ended March 31, 2022
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic EPS
Net loss	$(5,769,143)	24,901,733	$(0.23)	$(3,999,560)	22,879,056	$(0.17)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(5,769,143)	24,901,733	$(0.23)	$(3,999,560)	22,879,056	$(0.17)

Revenue Recognition
The Company recognizes revenue under ASC Topic 606, Revenue from contract with Customers ("Topic 606"). The following is a summary of the revenue recognition policy for each of the Company’s subsidiaries.
Revenue is recognized under Topic 606, at a point in time and over a period of time, in a manner that reasonably reflects the delivery of its services and products to customers in return for expected consideration and includes the following elements:
•executed contracts with the Company’s customers that it believes are legally enforceable;
•identification of performance obligations in the respective contract;
•determination of the transaction price for each performance obligation in the respective contract;
•allocation the transaction price to each performance obligation; and
•recognition of revenue only when the Company satisfies each performance obligation.
The Company’s subsidiaries are all located in North America, as well as the customer base in which the Company’s revenue is derived from. The following is a summary of the revenue recognition policy for each of the Company’s subsidiaries.
QCA and Alt Labs
QCA (Circuit boards and cables) and Alt Labs (Supplements) are contract manufacturers and recognize revenue when the products have been built and control has been transferred to the customer. If a deposit for product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
ElecJet
ElecJet is a manufacturer of electric components, and a research and development company for battery technology and recognizes revenue when the products have been shipped to the customer. If a deposit for a product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
Identified Technologies
Identified Technologies provides 3D mapping drone software and data for industrial job sites and recognizes revenue when the service has been provided to the customer. If a deposit for a product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
Direct Tech Sales (“RCA”)
RCA is engaged in the design, manufacture and wholesale distribution of electronics such as televisions, mounting solutions, projectors and screens, audio equipment, digital signage, mobile audio and video systems, and all wire and connecting products throughout the United States of America. RCA recognizes revenue when the products have been shipped to the customer which is also when title transfers. If a deposit for a product or service is received prior to completion, the payment is recorded as deferred revenue until such point the product or services meets our revenue recognition policy. Management assesses the materiality and likelihood of warranty work and returns, and records reserves as needed, and have determined that the warranty and returns would be immaterial for the periods presented.
MSM, Excel and TDI
For our construction contracts, revenue is generally recognized over time as our performance creates or enhances an asset that the customer controls as it is created or enhanced. Our fixed price construction projects generally use a cost-to-cost input method to measure our progress towards complete satisfaction of the performance obligation as we believe it best depicts the transfer of control to the customer which occurs as we incur costs on our contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. For certain of our revenue streams, that are performed under time and materials contracts, our progress towards complete satisfaction of such performance obligations is measured using an output method as the customer receives and consumes the benefits of our performance completed to date. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a performance obligation will be revised in the near-term. For those performance obligations for which revenue is recognized using a cost-to-cost input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. When the current estimate of total costs for a performance obligation indicate a loss, a provision for the entire estimated loss on the unsatisfied performance obligation is made in the period in which the loss becomes evident.
Contract Assets and Contract Liabilities
The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from our construction projects when revenues recognized under the cost-to-cost measure of progress exceed the amounts invoiced to our customers, as the amounts cannot be billed under the terms of our contracts. Such amounts are recoverable from our customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of a contract. In addition, many of our time and materials arrangements, are billed pursuant to contract terms that are standard within the industry, resulting in contract assets being recorded, as revenue is recognized in advance of billings. Our contract assets do not include capitalized costs to obtain and fulfill a contract. Contract assets are generally classified as current within the consolidated balance sheets.
Contract liabilities from our construction contracts arise when amounts invoiced to our customers exceed revenues recognized under the cost-to-cost measure of progress. Contract liabilities additionally include advanced payments from our customers on certain contracts. Contract liabilities decrease as we recognize revenue from the satisfaction of the related performance obligation.
Contract Retentions
As of December 31, 2022 and 2021, accounts receivable included retainage billed under terms of our contracts. These retainage amounts represent amounts which have been contractually invoiced to customers where payments have been partially withheld pending the achievement of certain milestones, satisfaction of other contractual conditions or completion of the project. The Company has recorded a receivable for retainage of approximately $2.0 million and $1.6 million as of December 31, 2022, and 2021, respectively.
The following table presents our revenues disaggregated by type with the sales of goods recognized upon delivery and the sales of services recognized over the time of the contract as described above:

	Year ended December 31,
	2022	2021
Sale of goods
Circuit boards and cables	$18,780,769	$15,700,902
Supplements	12,889,992	11,674,220
Electronics	41,191,146	1,543,469
Total sale of goods	72,861,907	28,918,591

Sale of services
Construction contracts	30,098,249	22,462,399
Drone 3D mapping	1,602,846	259,823
Total sale of services	31,701,095	22,722,222
Total revenues	$104,563,002	$51,640,813
The Company recognizes revenue under ASC Topic 606, Revenue from contract with Customers ("Topic 606"). The following is a summary of the revenue recognition policy for each of the Company’s subsidiaries.
Revenue is recognized under Topic 606, at a point in time and over a period of time, in a manner that reasonably reflects the delivery of its services and products to customers in return for expected consideration and includes the following elements:
•executed contract with the Company's customers that it believes are legally enforceable;
•identification of performance obligations in the respective contract;
•determination of the transaction price for each performance obligation in the respective contract;
•allocation of the transaction price to each performance obligation; and
•recognition of revenue only when the Company satisfies each performance obligation.
The following tables presents our revenues disaggregated by type for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$9,320,821	$—	$7,555,918	$—	$16,876,739
Sale of services	4,146,004	—	2,970,087	—	368,883	7,484,974
Total revenues	$4,146,004	$9,320,821	$2,970,087	$7,555,918	$368,883	$24,361,713

	Three Months Ended March 31, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$8,648,095	$—	$9,793,988	$—	$18,442,083
Sale of services	4,056,204	—	2,687,981	—	405,886	7,150,071
Total revenues	$4,056,204	$8,648,095	$2,687,981	$9,793,988	$405,886	$25,592,154

Recent Accounting Pronouncements
Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.
In June 2016, the FASB issued ASC 326, Financial Instruments - Credit Losses, which amends the impairment model by requiring entities to use a forward-looking approach, based on expected losses, to estimate credit losses on certain types of financial instruments, including trade receivables. The new standard is effective in the first quarter of fiscal 2023 and is expected to have an immaterial impact on the Company's financial statements.
Effective January 1, 2023, we adopted ASU 2016-13, Credit Losses Topic 326 (the new credit losses standard), using the modified retrospective approach. The comparative periods have not been restated and continue to be reported under the accounting standard in effect for those periods. The new credit losses standard amends the impairment model to use a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. Our adoption of ASU 2016-13 did not have a material impact on our consolidated financial statements for the three months ended March 31, 2023, and we did not recognize a cumulative effect adjustment to retained earnings as of January 1, 2023.
To assist in quantifying the impact on our consolidated financial statements and supplementing our existing disclosures, we identified financial assets measured at an amortized cost basis in our consolidated balance sheet and evaluated the collectability considerations based on an expected credit loss assessment. We perform ongoing credit evaluations of our customers, but generally do not require collateral to support customer receivables. We establish an allowance for doubtful accounts based on various factors including the age of receivables outstanding, historical trends, economic conditions and other information. We also review outstanding balances on an account-specific basis based on the credit risk of the customer. We determined that all of our accounts receivable share similar risk characteristics within our operating segments based on historical data. We monitor our credit exposure on an ongoing basis and assess whether assets in the pool continue to display similar risk characteristics. We actively monitor the credit risk of our specific customers, age of receivables outstanding, recent collection trends and general economic conditions to evaluate the risk of credit loss. The consolidated statement of income for the three months ended March 31, 2023, reflects the measurement of credit losses for newly recognized financial assets as well as any changes to historical financial assets.

Allowance for Doubtful Accounts
Balance as of December 31, 2022	$52,531
Additions charged to expense	153,243
Accounts written-off	(18,937)
Balance as of March 31, 2023	$186,837
Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.